Organization and nature of business	12 Months Ended
Dec. 31, 2013
Organization and nature of business
Note 1.	Organization and nature of business

Organization

On March 12, 2013, Artisan Partners Asset Management Inc. (“APAM”) completed its initial public offering of 12,712,279 Class A common shares (the “IPO”). APAM was formed in 2011 as a subsidiary of Artisan Partners Holdings LP (“Artisan Partners Holdings” or “Holdings”). APAM was formed for the purpose of becoming the general partner of Holdings in connection with the IPO. The reorganization established the necessary corporate structure to complete the IPO while at the same time preserving the ability of the firm to conduct operations through Holdings and its subsidiaries. See Note 2, “Reorganization and IPO” for more information on the reorganization and IPO.

As part of the reorganization, APAM became the sole general partner of Holdings. As the sole general partner, APAM controls the business and affairs of Holdings. As a result, APAM consolidates Holdings’ financial statements and records a noncontrolling interest for the economic interests in Holdings held by the limited partners of Holdings. At December 31, 2013, APAM’s total economic interest in Holdings approximated 29% of Holdings’ economics.

Artisan Partners Asset Management has been allocated a part of Artisan Partners Holdings’ net income since March 12, 2013, when it became Artisan Partners Holdings’ general partner. Artisan Partners Holdings LP is a holding company for the investment management business conducted under the name “Artisan Partners”. The partnership interests in Artisan Partners Holdings consist of general partner units, Class A, B, D and E common units and preferred units. The Class A, B, D and E common units and the preferred units are limited partner interests. Initial outside investors hold the Class A common units. Artisan employees hold the Class B common units. Artisan Investment Corporation holds the Class D common units. Former Artisan employees hold the Class E common units.

Artisan Partners Holdings is a limited partnership organized in the State of Delaware on December 9, 1994, which commenced operations on January 1, 1995. Artisan Partners Holdings, together with its wholly owned subsidiary, Artisan Investments GP LLC (“AIGP”), controls a 100% interest in Artisan Partners Limited Partnership (“APLP”), a multi-product investment management firm that is the principal operating subsidiary of Artisan Partners Holdings. APLP is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. APLP provides investment advisory services to separate accounts and pooled investment vehicles, including Artisan Partners Funds, Inc. (“Artisan Funds” or the “Funds”), known as Artisan Funds, Inc. until July 2011 and Artisan Partners Global Funds PLC (“Artisan Global Funds”). Artisan Funds is a series of thirteen open-end, diversified mutual funds registered under the Investment Company Act of 1940, as amended, that are distributed to both institutional and retail investors on a no-load basis and to which APLP also provides certain administrative services. Artisan Global Funds is a family of Ireland-domiciled Funds.

APLP has an agreement to serve as the investment manager of Artisan Partners Launch Equity Fund LP (“Launch Equity”), which is a private investment partnership in which the investors are certain partners and employees (or entities beneficially owned by such persons) of Artisan Partners Holdings. Artisan Partners Alternative Investments GP LLC (“Artisan Alternatives”), a wholly-owned subsidiary of Artisan Partners Holdings, is the general partner of Launch Equity. Launch Equity commenced operations on July 25, 2011.

Artisan Partners Distributors LLC (“ADLLC”) is a wholly-owned subsidiary of Artisan Partners Holdings. ADLLC is a limited purpose broker/dealer registered with the Financial Industry Regulatory Authority that serves solely as principal distributor of the shares of Artisan Funds and does not execute trades on behalf of clients.

The consolidated financial statements include the accounts of APAM and all of its majority owned and controlled subsidiaries. APAM and its subsidiaries are hereafter referred to collectively as “Artisan” or the “Company”.

Nature of Business

Artisan is an investment management firm focused on providing high-value added, active investment strategies to sophisticated clients globally. Artisan’s operations are conducted through Artisan Partners Holdings and its subsidiaries.

As of December 31, 2013, Artisan had five autonomous investment teams overseeing thirteen distinct U.S., non-U.S. and global investment strategies. Artisan is currently establishing its sixth autonomous investment team, which will manage the Artisan High Income strategy. This strategy, which will be Artisan’s first fixed income strategy, is expected to launch in the first half of 2014.

Each current strategy is offered through multiple investment vehicles to accommodate a broad range of client mandates. Artisan offers its investment management services primarily to institutions and through intermediaries that operate with institutional-like decision-making processes and have long-term investment horizons.